Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2019
Cash and cash equivalents [abstract]
Cash And Cash Equivalents

11.	CASH AND CASH EQUIVALENTS

	Consolidated
	2019	2018	2017
	A$	A$	A$
Reconciliation of cash and cash equivalents
Cash at bank and on hand	2,131,741	5,487,035	10,988,255
Total cash and cash equivalents	2,131,741	5,487,035	10,988,255

Reconciliation of loss for the year
Reconciliation of loss for the year after income tax to net cash flows used in operating activities is as follows:
Loss for the year after income tax	(6,425,604)	(5,463,872)	(8,403,826)

Adjust for non-cash items
Amortization and depreciation expenses	156,260	303,749	371,611
Impairment of intangible assets		—	544,694
Impairment of investments	500,000
Share-based payments expense	335,102	129,635	120,287
interest classified as investing cash flows	(25,850)	15,219	—
Net (profit) / loss on disposal of plant and equipment	—	—	(52,188)
Net (gains) / losses on liquidation of subsidiary	—	(527,049)	—
Net foreign exchange (gains) / losses	(92,518)	(128,360)	175,038

Adjust for changes in assets and liabilities
(Increase) / decrease in trade and other receivables	(517,383)	124,889	204,501
(Increase) / decrease in prepayments and other assets	(42,885)	14,843	103,488
Increase / (decrease) in trade and other payables	60,178	47,027	60,120
Increase / (decrease) in provisions	(20,482)	(122,176)	62,636
Net cash flows from / (used in) operating activities	(6,073,182)	(5,636,533)	(6,813,639)
Financing facilities available
As at June 30, 2019, the following financing facilities had been negotiated and were available:
Total facilities
Credit cards	95,714	183,770	306,128
Facilities used as at reporting date
Credit cards	(6,516)	(12,031)	(12,428)
Facilities unused as at reporting date
Credit cards	89,198	171,739	293,700